Commitments and Contingencies	12 Months Ended
Feb. 28, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. COMMITMENTS AND CONTINGENCIES

The Group entered into an agreement with East China Normal University Education Development Foundation (“Fund”) in 2016 to provide a funding commitment of RMB100,000 to set up a special fund for mathematics education studies purpose. The funding is to be provided in five tranches in a five-year period. The Group recognizes the funding commitment as marketing expenses on a straight-line basis over the five years and the amount accrued was RMB45,000(US$7,133) as of February 28, 2021 and 2022, respectively. The first, second and third tranches of RMB10,000, RMB15,000 and RMB20,000 were paid in April, December 2017 and April 2019, respectively. The Group paid the fourth tranche of RMB10,000 in March, 2021, and the remaining of RMB45,000 has not been settled as of the date of this annual report.

From time to time, the Group may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Group does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.